Share-Based Compensation - Share-Based Compensation Expense Recognized in Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	$ 2,043	$ 843	$ 7,886	$ 5,426	$ 1,232
Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	170	22	633	151	151
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	372	29	1,711	544	291
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	973	83	3,180	1,684	395
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	$ 528	$ 709	$ 2,362	$ 3,047	$ 395